Quarterly Report
May 31, 2021
MFS®  Blended Research®  Emerging Markets Equity Fund
BRK-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Alcoholic Beverages – 1.0%
China Resources Beer Holdings Co. Ltd.	12,000	$107,686
Jiangsu Yanghe Brewery JSC Ltd.	3,500	119,847
Kweichow Moutai Co. Ltd., “A”	1,100	383,580
		$611,113
Apparel Manufacturers – 1.3%
Bosideng International Holdings Ltd.	260,000	$144,045
Shenzhou International Group Holdings Ltd.	26,200	676,482
		$820,527
Automotive – 3.6%
BAIC Motor Corp. Ltd., “H”	279,000	$100,651
BYD Co. Ltd.	8,000	185,532
Great Wall Motor Co. Ltd.	37,500	104,845
Hero MotoCorp Ltd.	13,591	562,841
Kia Corp.	4,758	366,577
Mahindra & Mahindra Ltd.	11,749	130,712
Nio, Inc., ADR (a)	2,237	86,393
Sinotruk Hong Kong Ltd.	85,000	199,319
Yadea Group Holdings Ltd.	46,000	102,532
Yutong Bus Co. Ltd., “A”	91,290	190,600
Zhongsheng Group Holdings Ltd.	22,000	189,204
		$2,219,206
Biotechnology – 1.0%
Hugel, Inc. (a)	1,264	$228,557
Seegene, Inc.	2,322	141,487
WuXi Biologics (Cayman), Inc. (a)	15,000	234,428
		$604,472
Brokerage & Asset Managers – 0.6%
B3 Brasil Bolsa Balcao S.A.	58,500	$195,830
Moscow Exchange MICEX-RTS PJSC	73,952	169,211
		$365,041
Business Services – 3.3%
Infosys Ltd.	65,348	$1,254,140
Tata Consultancy Services Ltd.	11,511	500,740
Tech Mahindra Ltd.	17,508	246,301
		$2,001,181
Computer Software – 0.4%
Kingsoft Corp.	35,000	$236,071
Computer Software - Systems – 6.4%
Hon Hai Precision Industry Co. Ltd.	163,000	$670,187
Samsung Electronics Co. Ltd.	43,919	3,182,107
Wistron Corp.	65,000	72,405
		$3,924,699
Conglomerates – 0.3%
CITIC Pacific Ltd.	141,000	$162,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
Anhui Conch Cement Co. Ltd.	59,500	$371,806
CEMEX S.A.B. de C.V. (a)	380,363	320,915
LG Electronics, Inc.	1,650	225,732
		$918,453
Consumer Products – 0.2%
AmorePacific Corp.	364	$94,026
Consumer Services – 1.2%
Autohome, Inc., ADR	2,190	$168,783
Localiza Rent a Car S.A.	17,500	209,244
MakeMyTrip Ltd. (a)	3,870	106,425
Trip.com Group Ltd. (a)	6,630	277,466
		$761,918
Electronics – 9.6%
E Ink Holdings, Inc.	211,000	$472,371
MediaTek, Inc.	4,000	144,177
Silicon Motion Technology Corp., ADR	7,629	503,285
Taiwan Semiconductor Manufacturing Co. Ltd.	206,000	4,455,062
United Microelectronics Corp.	189,000	362,869
		$5,937,764
Energy - Independent – 1.9%
China Shenhua Energy Co. Ltd.	304,500	$689,705
Hindustan Petroleum Corp. Ltd.	67,264	259,062
Reliance Industries Ltd.	8,161	242,765
		$1,191,532
Energy - Integrated – 3.4%
China Petroleum & Chemical Corp.	1,440,000	$766,249
LUKOIL PJSC, ADR	8,961	729,963
MOL Hungarian Oil & Gas PLC (a)	29,438	239,591
PetroChina Co. Ltd.	660,000	269,563
Petronet LNG Ltd.	33,502	111,385
		$2,116,751
Engineering - Construction – 0.7%
Doosan Bobcat, Inc. (a)	3,541	$163,497
Sany Heavy Industry Co. Ltd., “A”	53,600	255,250
		$418,747
Food & Beverages – 2.5%
CJ CheilJedang Corp.	432	$189,939
Gruma S.A.B. de C.V.	22,725	247,552
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	82,764	526,855
JBS S.A.	33,815	195,222
Muyuan Foodstuff Co. Ltd.	5,140	71,986
Tata Consumer Products Ltd.	30,764	281,217
		$1,512,771
Food & Drug Stores – 0.2%
Sendas Distribuidora S.A.	9,100	$155,351
Gaming & Lodging – 0.2%
Genting Berhad	123,700	$146,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.4%
Bim Birlesik Magazalar A.S.	28,197	$212,485
Walmart de Mexico S.A.B. de C.V.	191,015	627,001
		$839,486
Insurance – 4.0%
AIA Group Ltd.	25,000	$319,528
China Pacific Insurance Co. Ltd.	159,600	599,416
PICC Property & Casualty Co. Ltd.	276,000	263,502
Ping An Insurance Co. of China Ltd., “H”	63,500	690,924
Samsung Fire & Marine Insurance Co. Ltd.	3,175	604,395
		$2,477,765
Internet – 13.8%
Alibaba Group Holding Ltd., ADR (a)	11,072	$2,368,965
Allegro.eu S.A. (a)	3,819	60,103
Naspers Ltd.	3,487	773,676
NAVER Corp.	2,231	727,904
NetEase.com, Inc., ADR	7,732	911,835
Tencent Holdings Ltd.	45,500	3,628,768
		$8,471,251
Leisure & Toys – 0.2%
NCsoft Corp.	196	$153,124
Machinery & Tools – 0.4%
AirTAC International Group	6,000	$216,917
Major Banks – 4.6%
ABSA Group Ltd. (a)	62,048	$646,198
Bank of China Ltd.	1,146,000	429,670
Bank of Communications Co. Ltd.	260,000	175,199
China Construction Bank Corp.	1,402,000	1,152,460
Industrial & Commercial Bank of China, “H”	362,000	237,868
Nedbank Group Ltd. (a)	14,700	174,309
		$2,815,704
Medical & Health Technology & Services – 0.2%
Dr. Sulaiman Al Habib Medical Services Group	3,203	$140,067
Medical Equipment – 0.5%
Hartalega Holdings Berhad	35,100	$76,591
Supermax Corporation Berhad	46,260	46,322
Top Glove Corp.	148,700	186,754
		$309,667
Metals & Mining – 3.6%
African Rainbow Minerals Ltd.	6,247	$120,857
China Hongqiao Group Ltd.	153,000	246,804
Hyundai Steel Co.	1,676	80,553
Kumba Iron Ore Ltd.	8,716	405,788
POSCO	1,822	582,161
Vale S.A.	36,500	799,563
		$2,235,726
Network & Telecom – 0.5%
VTech Holdings Ltd.	30,600	$315,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 9.5%
Banco Macro S.A., ADR (a)	8,323	$136,414
BNK Financial Group, Inc.	22,237	159,114
Chailease Holding Co.	72,000	543,815
China Everbright Bank Co. Ltd.	165,000	69,942
Hacı Ömer Sabancı Holding A.S.	155,359	162,201
Hana Financial Group, Inc.	11,557	484,207
HDFC Bank Ltd., ADR (a)	7,322	560,353
Housing Development Finance Corp. Ltd.	5,055	177,695
KB Financial Group, Inc.	15,757	833,906
Kotak Mahindra Bank Ltd. (a)	4,753	118,310
Metropolitan Bank & Trust Co.	107,040	107,725
PT Bank Central Asia Tbk	44,800	100,000
Sberbank of Russia PJSC, ADR	56,975	961,453
State Bank of India (a)	41,588	243,008
TCS Group Holding PLC, GDR	7,036	527,700
Textainer Group Holdings Ltd. (a)	6,951	234,249
Tisco Financial Group PLC	144,000	410,309
		$5,830,401
Pharmaceuticals – 2.0%
Ajanta Pharma Ltd.	11,275	$298,206
China Medical System Holdings Ltd.	135,000	346,134
Divi's Laboratories Ltd. (a)	2,135	123,298
Gedeon Richter PLC	8,653	246,793
Genomma Lab Internacional S.A., “B” (a)	194,781	204,713
		$1,219,144
Precious Metals & Minerals – 0.4%
Impala Platinum Holdings Ltd.	4,777	$87,052
Sibanye-Stillwater Ltd.	30,257	143,314
		$230,366
Railroad & Shipping – 1.7%
China Cosco Holdings (a)	233,000	$490,529
Evergreen Marine Corp. (Taiwan) Ltd. (a)	160,000	571,491
		$1,062,020
Real Estate – 1.3%
Aldar Properties PJSC	473,479	$470,527
Fibra Uno Administracion S.A. de C.V., REIT	111,502	132,242
Shimao Property Holdings Ltd.	62,500	177,158
		$779,927
Restaurants – 1.6%
Yum China Holdings, Inc.	14,739	$996,946
Specialty Chemicals – 3.5%
Asian Paints Ltd.	10,814	$443,371
Charoen Pokphand Foods Public Co. Ltd.	330,500	288,334
Kingboard Holdings Ltd.	38,500	204,865
Kingboard Laminates Holdings Ltd.	72,000	153,806
Lotte Chemical Corp.	1,459	366,375
Orbia Advance Corp. S.A.B. de C.V.	59,971	169,794
PTT Global Chemical PLC	273,700	554,235
		$2,180,780

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 4.1%
Cencosud S.A.	63,317	$131,918
China Tourism Group Duty Free Corp. Ltd.	5,400	283,983
JD.com, Inc., ADR (a)	10,703	791,380
Meituan, “B” (a)	28,800	1,090,930
Pinduoduo, Inc., ADR (a)	468	58,444
Vipshop Holdings Ltd., ADR (a)	5,961	137,878
		$2,494,533
Telecommunications - Wireless – 0.6%
Mobile TeleSystems PJSC, ADR	15,369	$140,165
PLDT, Inc.	8,420	232,148
		$372,313
Telephone Services – 2.6%
Hellenic Telecommunications Organization S.A.	44,485	$805,641
KT Corp., ADR	13,612	205,678
PT Telekom Indonesia	2,128,600	512,772
Telekomunikacja Polska S.A. (a)	32,577	59,130
		$1,583,221
Utilities - Electric Power – 1.8%
Energias do Brasil S.A.	25,479	$90,689
Energisa S.A.	60,100	533,017
ENGIE Energía Brasil S.A.	53,265	404,491
Saudi Electricity Co.	15,779	103,923
		$1,132,120
Total Common Stocks		$60,056,411
Preferred Stocks – 1.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	3,106	$204,076
Major Banks – 1.0%
Banco Bradesco S.A.	116,732	$589,931
Total Preferred Stocks		$794,007
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.03% (v)	772,024	$772,024

Other Assets, Less Liabilities – (0.2)%		(103,611)
Net Assets – 100.0%		$61,518,831
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $772,024 and $60,850,418, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$22,363,489	$—	$—	$22,363,489
South Korea	8,993,413	—	—	8,993,413
Taiwan	8,012,579	—	—	8,012,579
India	5,659,829	—	—	5,659,829
Brazil	3,173,338	—	—	3,173,338
Russia	2,359,281	169,211	—	2,528,492
South Africa	2,351,194	—	—	2,351,194
Mexico	1,702,217	—	—	1,702,217
Thailand	—	1,252,879	—	1,252,879
Other Countries	4,812,988	—	—	4,812,988
Mutual Funds	772,024	—	—	772,024
Total	$60,200,352	$1,422,090	$—	$61,622,442
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$538,721	$15,595,805	$15,362,502	$—	$—	$772,024
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$326	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
China	36.7%
South Korea	14.7%
Taiwan	13.1%
India	9.3%
Brazil	5.2%
Russia	4.1%
South Africa	3.8%
Mexico	2.8%
Thailand	2.0%
Other Countries	8.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.